UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Lifecycle Short Range Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------

                                                                                          Shares              Value ($)
                                                                                  -------------------------------------
Common Stocks 15.0%
Consumer Discretionary 1.8%
Auto Components 0.0%
Dana Corp.                                                                                    41                   711
Delphi Corp.                                                                                 160                 1,443
Goodyear Tire & Rubber Co.*                                                                  167                 2,448
Johnson Controls, Inc.                                                                        88                 5,583
                                                                                                            ----------
                                                                                                                10,185

Automobiles 0.1%
Ford Motor Co.                                                                               486                 7,115
General Motors Corp.                                                                         150                 6,009
Harley-Davidson, Inc.                                                                         78                 4,739
                                                                                                            ----------
                                                                                                                17,863

Distributors 0.0%
Genuine Parts Co.                                                                             47                 2,071
                                                                                                            ----------
Hotels Restaurants & Leisure 0.3%
Carnival Corp.                                                                               209                12,045
Darden Restaurants, Inc.                                                                     129                 3,578
Harrah's Entertainment, Inc.                                                                  30                 2,007
Hilton Hotels Corp.                                                                          103                 2,342
International Game Technology                                                                162                 5,569
Marriott International, Inc., "A"                                                             60                 3,779
McDonald's Corp.                                                                             334                10,708
Starbucks Corp.*                                                                             106                 6,610
Starwood Hotels & Resorts Worldwide, Inc.                                                     55                 3,212
Wendy's International, Inc.                                                                   33                 1,296
YUM! Brands, Inc.                                                                             78                 3,680
                                                                                                            ----------
                                                                                                                54,826

Household Durables 0.1%
Black & Decker Corp.                                                                          22                 1,943
Centex Corp.                                                                                  64                 3,813
Fortune Brands, Inc.                                                                          38                 2,933
KB Home                                                                                       12                 1,253
Leggett & Platt, Inc.                                                                         51                 1,450
Maytag Corp.                                                                                  23                   485
Newell Rubbermaid, Inc.                                                                      173                 4,185
Pulte Homes, Inc.                                                                             34                 2,169
Snap-on, Inc.                                                                                 16                   550
The Stanley Works                                                                             24                 1,176
Whirlpool Corp.                                                                               18                 1,246
                                                                                                            ----------
                                                                                                                21,203

Internet & Catalog Retail 0.1%
eBay, Inc.*                                                                                  191                22,209
                                                                                                            ----------
Leisure Equipment & Products 0.0%
Brunswick Corp.                                                                               26                 1,287
Eastman Kodak Co.                                                                             79                 2,548
                                                                                                            ----------
                                                                                                                 3,835

Media 0.6%
Clear Channel Communications, Inc.                                                            19                   636
Comcast Corp., "A"*                                                                          589                19,602
Dow Jones & Co., Inc.                                                                         22                   947
Gannett Co., Inc.                                                                             68                 5,556
Interpublic Group of Companies, Inc.*                                                        112                 1,501
Knight-Ridder, Inc.                                                                           56                 3,749
McGraw-Hill Companies, Inc.                                                                   77                 7,048
Meredith Corp.                                                                                14                   759
News Corp., "A"                                                                              694                12,950
Time Warner, Inc.*                                                                         1,216                23,639
Univision Communications, Inc., "A"*                                                          86                 2,517
Viacom, Inc., "B"                                                                            453                16,485
Walt Disney Co.                                                                              543                15,095
                                                                                                            ----------
                                                                                                               110,484

Multiline Retail 0.1%
Big Lots, Inc.*                                                                               32                   388
Dillard's, Inc., "A"                                                                          24                   645
Federated Department Stores, Inc.                                                             45                 2,601
J.C. Penny Co., Inc.                                                                          76                 3,146
Kohl's Corp.*                                                                                 91                 4,474
Nordstrom, Inc.                                                                               38                 1,776
Target Corp.                                                                                 238                12,359
                                                                                                            ----------
                                                                                                                25,389

Specialty Retail 0.4%
AutoNation, Inc.*                                                                             70                 1,345
AutoZone, Inc.*                                                                               21                 1,917
Bed Bath & Beyond, Inc.*                                                                      80                 3,186
Best Buy Co., Inc.                                                                           117                 6,952
Circuit City Stores, Inc.                                                                    202                 3,159
Home Depot, Inc.                                                                             583                24,917
Lowe's Companies, Inc.                                                                       205                11,806
Office Depot, Inc.*                                                                           83                 1,441
OfficeMax, Inc.                                                                               26                   816
RadioShack Corp.                                                                              44                 1,447
Sherwin-Williams Co.                                                                          38                 1,696
Staples, Inc.                                                                                132                 4,450
The Gap, Inc.                                                                                233                 4,921
TJX Companies, Inc.                                                                          129                 3,242
Toys "R" Us, Inc.*                                                                           145                 2,968
                                                                                                            ----------
                                                                                                                74,263

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.*                                                                                  92                 5,189
Jones Apparel Group, Inc.                                                                     33                 1,207
NIKE, Inc., "B"                                                                               96                 8,706
Reebok International Ltd.                                                                     16                   704
VF Corp.                                                                                      30                 1,662
                                                                                                            ----------
                                                                                                                17,468

Consumer Staples 1.5%
Beverages 0.3%
Adolph Coors Co., "B"                                                                         10                   757
Anheuser-Busch Companies, Inc.                                                               210                10,653
Coca-Cola Co.                                                                                535                22,272
Coca-Cola Enterprises, Inc.                                                                  246                 5,129
Pepsi Bottling Group, Inc.                                                                    67                 1,812
PepsiCo, Inc.                                                                                447                23,333
                                                                                                            ----------
                                                                                                                63,956

Food & Staples Retailing 0.4%
Costco Wholesale Corp.                                                                       125                 6,051
CVS Corp.                                                                                    106                 4,777
Kroger Co.*                                                                                  197                 3,455
Safeway, Inc.*                                                                               123                 2,428
SUPERVALU, Inc.                                                                               36                 1,243
Sysco Corp.                                                                                   12                   458
Wal-Mart Stores, Inc.                                                                      1,125                59,423
Walgreen Co.                                                                                 272                10,437
                                                                                                            ----------
                                                                                                                88,272

Food Products 0.2%
Archer-Daniels-Midland Co.                                                                   283                 6,314
ConAgra Foods, Inc.                                                                          137                 4,035
General Mills, Inc.                                                                          145                 7,209
Hershey Foods Corp.                                                                           66                 3,666
Kellogg Co.                                                                                  110                 4,912
McCormick & Co, Inc.                                                                          36                 1,390
Sara Lee Corp.                                                                                22                   531
William Wrigley Jr. Co.                                                                       60                 4,151
                                                                                                            ----------
                                                                                                                32,208

Household Products 0.3%
Clorox Co.                                                                                    42                 2,475
Colgate-Palmolive Co.                                                                         52                 2,661
Kimberly-Clark Corp.                                                                         130                 8,555
Procter & Gamble Co.                                                                         674                37,124
                                                                                                            ----------
                                                                                                                50,815

Personal Products 0.1%
Alberto-Culver Co., "B"                                                                       74                 3,594
Avon Products, Inc.                                                                          126                 4,876
Gillette Co.                                                                                 264                11,822
                                                                                                            ----------
                                                                                                                20,292

Tobacco 0.2%
Altria Group, Inc.                                                                           584                35,683
Reynolds American, Inc.                                                                       69                 5,423
UST, Inc.                                                                                     94                 4,522
                                                                                                            ----------
                                                                                                                45,628

Energy 1.1%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.                                                                            89                 3,798
BJ Services Co.                                                                               43                 2,001
Halliburton Co.                                                                              118                 4,631
Nabors Industries Ltd.*                                                                       87                 4,462
Noble Corp.*                                                                                  72                 3,581
Rowan Companies, Inc.*                                                                        30                   777
Schlumberger Ltd.                                                                            156                10,444
Transocean, Inc.*                                                                            128                 5,426
                                                                                                            ----------
                                                                                                                35,120

Oil & Gas 0.9%
Amerada Hess Corp.                                                                            25                 2,059
Anadarko Petroleum Corp.                                                                     103                 6,675
Apache Corp.                                                                                 115                 5,816
Ashland, Inc.                                                                                 19                 1,109
Burlington Resources, Inc.                                                                   104                 4,524
ChevronTexaco Corp.                                                                          449                23,577
ConocoPhillips                                                                               211                18,321
Devon Energy Corp.                                                                           129                 5,021
El Paso Corp.                                                                                171                 1,778
EOG Resources, Inc.                                                                           65                 4,638
ExxonMobil Corp.                                                                           1,714                87,860
Kerr-McGee Corp.                                                                              40                 2,312
Kinder Morgan, Inc.                                                                           33                 2,413
Occidental Petroleum Corp.                                                                   105                 6,128
Sunoco, Inc.                                                                                  20                 1,634
Unocal Corp.                                                                                  70                 3,027
Valero Energy Corp.                                                                           68                 3,087
Williams Companies, Inc.                                                                     154                 2,509
XTO Energy, Inc.                                                                              69                 2,442
                                                                                                            ----------
                                                                                                               184,930

Financials 3.0%
Banks 1.0%
AmSouth Bancorp.                                                                              94                 2,435
Bank of America Corp.                                                                      1,073                50,420
BB&T Corp.                                                                                   147                 6,181
Comerica, Inc.                                                                                45                 2,746
Compass Bancshares, Inc.                                                                      33                 1,606
Fifth Third Bancorp.                                                                         149                 7,045
First Horizon National Corp.                                                                  35                 1,509
Golden West Financial Corp.                                                                   81                 4,975
KeyCorp.                                                                                     108                 3,661
M&T Bank Corp.                                                                                31                 3,343
Marshall & Ilsley Corp.                                                                       61                 2,696
National City Corp.                                                                          243                 9,125
North Fork Bancorp., Inc.                                                                    125                 3,606
PNC Financial Services Group                                                                  75                 4,308
Regions Financial Corp.                                                                      124                 4,413
Sovereign Bancorp, Inc.                                                                       92                 2,075
SunTrust Banks, Inc.                                                                          99                 7,314
US Bancorp.                                                                                  496                15,535
Wachovia Corp.                                                                               426                22,408
Washington Mutual, Inc.                                                                      232                 9,809
Wells Fargo & Co.                                                                            449                27,905
Zions Bancorp.                                                                                24                 1,633
                                                                                                            ----------
                                                                                                               194,748

Capital Markets 0.4%
Bank of New York Co., Inc.                                                                   206                 6,885
Bear Stearns Companies, Inc.                                                                  51                 5,218
E*TRADE Financial Corp.*                                                                     220                 3,289
Federated Investors, Inc., "B"                                                                31                   942
Franklin Resources, Inc.                                                                      66                 4,597
Goldman Sachs Group, Inc.                                                                    129                13,421
Janus Capital Group, Inc.                                                                     63                 1,059
Lehman Brothers Holdings, Inc.                                                                92                 8,048
Mellon Financial Corp.                                                                       113                 3,515
Merrill Lynch & Co., Inc.                                                                    248                14,823
Morgan Stanley                                                                               209                11,604
T. Rowe Price Group, Inc.                                                                     34                 2,115
                                                                                                            ----------
                                                                                                                75,516

Consumer Finance 0.2%
American Express Co.                                                                         333                18,771
Capital One Financial Corp.                                                                   65                 5,474
MBNA Corp.                                                                                   339                 9,556
Providian Financial Corp.*                                                                    78                 1,285
SLM Corp.                                                                                    114                 6,086
                                                                                                            ----------
                                                                                                                41,172

Diversified Financial Services 0.7%
CIT Group, Inc.                                                                               56                 2,566
Citigroup, Inc.                                                                            1,285                61,911
Countrywide Financial Corp.                                                                  156                 5,774
Fannie Mae                                                                                   257                18,301
Freddie Mac                                                                                  183                13,487
JPMorgan Chase & Co.                                                                         946                36,903
MGIC Investment Corp.                                                                         26                 1,792
Moody's Corp.                                                                                 67                 5,819
Principal Financial Group, Inc.                                                              140                 5,732
                                                                                                            ----------
                                                                                                               152,285

Insurance 0.6%
ACE Ltd.                                                                                      76                 3,249
AFLAC, Inc.                                                                                  134                 5,339
Allstate Corp.                                                                               182                 9,413
Ambac Financial Group, Inc.                                                                   30                 2,464
American International Group, Inc.                                                           692                45,444
Aon Corp.                                                                                     84                 2,004
Chubb Corp.                                                                                   51                 3,922
Cincinnati Financial Corp.                                                                   101                 4,470
Jefferson-Pilot Corp.                                                                         38                 1,974
Lincoln National Corp.                                                                        98                 4,575
Loews Corp.                                                                                   49                 3,445
Marsh & McLennan Companies, Inc.                                                             140                 4,606
MBIA, Inc.                                                                                    38                 2,405
MetLife, Inc.                                                                                198                 8,021
Progressive Corp.                                                                             53                 4,496
Prudential Financial, Inc.                                                                   180                 9,893
Safeco Corp.                                                                                  35                 1,828
St. Paul Travelers Companies, Inc.                                                            60                 2,224
Torchmark Corp.                                                                               29                 1,657
UnumProvident Corp.                                                                           79                 1,417
XL Capital Ltd., "A"                                                                          37                 2,873
                                                                                                            ----------
                                                                                                               125,719

Real Estate 0.1%
Apartment Investment & Management Co., "A", (REIT)                                            25                   963
Archstone-Smith Trust, (REIT)                                                                 52                 1,992
Equity Office Properties Trust, (REIT)                                                       107                 3,116
Equity Residential, (REIT)                                                                    75                 2,713
Plum Creek Timber Co., Inc., (REIT)                                                           49                 1,884
ProLogis, (REIT)                                                                              49                 2,123
Simon Property Group, Inc., (REIT)                                                            59                 3,816
                                                                                                            ----------
                                                                                                                16,607

Health Care 1.9%
Biotechnology 0.2%
Amgen, Inc.*                                                                                 374                23,992
Applera Corp. - Applied Biosystems Group                                                      56                 1,171
Biogen Idec, Inc.*                                                                            89                 5,928
Chiron Corp.*                                                                                 50                 1,667
Genzyme Corp.*                                                                                97                 5,633
Gilead Sciences, Inc.*                                                                       183                 6,403
MedImmune, Inc.*                                                                              66                 1,789
                                                                                                            ----------
                                                                                                                46,583

Health Care Equipment & Supplies 0.4%
Bausch & Lomb, Inc.                                                                           14                   903
Baxter International, Inc.                                                                   164                 5,665
Becton, Dickinson & Co.                                                                       68                 3,862
Biomet, Inc.                                                                                  67                 2,907
Boston Scientific Corp.*                                                                     291                10,345
C.R. Bard, Inc.                                                                               29                 1,855
Fisher Scientific International, Inc.*                                                        60                 3,743
Guidant Corp.                                                                                 85                 6,129
Hospira, Inc.*                                                                                42                 1,407
Medtronic, Inc.                                                                              321                15,944
Millipore Corp.*                                                                              14                   697
PerkinElmer, Inc.                                                                             36                   810
St. Jude Medical, Inc.*                                                                      152                 6,373
Stryker Corp.                                                                                107                 5,163
Thermo Electron Corp.*                                                                        43                 1,298
Waters Corp.*                                                                                 34                 1,591
Zimmer Holdings, Inc.*                                                                        65                 5,208
                                                                                                            ----------
                                                                                                                73,900

Health Care Providers & Services 0.3%
Aetna, Inc.                                                                                    4                   499
AmerisourceBergen Corp.                                                                        2                   117
Cardinal Health, Inc.                                                                         37                 2,152
Caremark Rx, Inc.*                                                                           121                 4,771
CIGNA Corp.                                                                                   36                 2,937
Express Scripts, Inc.*                                                                        52                 3,975
HCA, Inc.                                                                                    112                 4,476
Health Management Associates, Inc., "A"                                                       65                 1,477
Humana, Inc.*                                                                                 43                 1,277
Laboratory Corp. of America Holdings*                                                         37                 1,843
Manor Care, Inc.                                                                              25                   886
McKesson Corp.                                                                                79                 2,486
Medco Health Solutions, Inc.*                                                                 73                 3,037
Quest Diagnostics, Inc.                                                                       28                 2,675
Tenet Healthcare Corp.*                                                                      125                 1,372
UnitedHealth Group, Inc.                                                                     201                17,694
WellPoint, Inc.*                                                                              94                10,810
                                                                                                            ----------
                                                                                                                62,484

Pharmaceuticals 1.0%
Abbott Laboratories                                                                          414                19,313
Allergan, Inc.                                                                                57                 4,621
Bristol-Myers Squibb Co.                                                                     587                15,039
Eli Lilly & Co.                                                                              222                12,598
Forest Laboratories, Inc.*                                                                    98                 4,396
Johnson & Johnson                                                                            788                49,975
King Pharmaceuticals, Inc.*                                                                   67                   831
Merck & Co., Inc.                                                                            589                18,930
Mylan Laboratories, Inc.                                                                      72                 1,274
Pfizer, Inc.                                                                               1,835                49,343
Schering-Plough Corp.                                                                        178                 3,717
Watson Pharmaceuticals, Inc.*                                                                 85                 2,789
Wyeth                                                                                        249                10,605
                                                                                                            ----------
                                                                                                               193,431

Industrials 1.8%
Aerospace & Defense 0.3%
Boeing Co.                                                                                   223                11,545
General Dynamics Corp.                                                                        53                 5,544
Goodrich Corp.                                                                                34                 1,110
Honeywell International, Inc.                                                                229                 8,109
L-3 Communications Holdings, Inc.                                                             31                 2,271
Lockheed Martin Corp.                                                                        118                 6,555
Northrop Grumman Corp.                                                                        99                 5,381
Raytheon Co.                                                                                 120                 4,659
Rockwell Collins, Inc.                                                                        47                 1,854
United Technologies Corp.                                                                    136                14,055
                                                                                                            ----------
                                                                                                                61,083

Air Freight & Logistics 0.2%
FedEx Corp.                                                                                   80                 7,879
Ryder System, Inc.                                                                            18                   860
United Parcel Service, Inc., "B"                                                             298                25,467
                                                                                                            ----------
                                                                                                                34,206

Airlines 0.0%
Delta Air Lines, Inc.*                                                                        35                   262
Southwest Airlines Co.                                                                       207                 3,370
                                                                                                            ----------
                                                                                                                 3,632

Building Products 0.0%
American Standard Companies, Inc.*                                                            59                 2,438
                                                                                                            ----------
Commercial Services & Supplies 0.2%
Allied Waste Industries, Inc.*                                                                93                   863
Apollo Group, Inc., "A"*                                                                      49                 3,955
Avery Dennison Corp.                                                                          30                 1,799
Cendant Corp.                                                                                384                 8,978
Cintas Corp.                                                                                  46                 2,018
Equifax, Inc.                                                                                 39                 1,096
H&R Block, Inc.                                                                               45                 2,205
Monster Worldwide, Inc.*                                                                      33                 1,110
Pitney Bowes, Inc.                                                                            61                 2,823
R.R. Donnelley & Sons Co.                                                                    127                 4,482
Waste Management, Inc.                                                                       152                 4,551
                                                                                                            ----------
                                                                                                                33,880

Electrical Equipment 0.1%
American Power Conversion Corp.                                                               55                 1,177
Cooper Industries, Ltd., "A"                                                                  25                 1,697
Emerson Electric Co.                                                                         112                 7,851
Power-One, Inc.*                                                                              23                   205
Rockwell Automation, Inc.                                                                     51                 2,527
                                                                                                            ----------
                                                                                                                13,457

Industrial Conglomerates 0.7%
3M Co.                                                                                       152                12,475
General Electric Co.                                                                       2,809               102,528
Textron, Inc.                                                                                 37                 2,731
Tyco International Ltd.                                                                      600                21,444
                                                                                                            ----------
                                                                                                               139,178

Machinery 0.2%
Caterpillar, Inc.                                                                             91                 8,873
Cummins, Inc.                                                                                 12                 1,005
Danaher Corp.                                                                                 82                 4,708
Deere & Co.                                                                                   98                 7,291
Dover Corp.                                                                                   56                 2,349
Eaton Corp.                                                                                   41                 2,967
Illinois Tool Works, Inc.                                                                     79                 7,322
Ingersoll-Rand Co., "A"                                                                       46                 3,694
ITT Industries, Inc.                                                                          25                 2,111
Navistar International Corp.*                                                                 20                   879
PACCAR, Inc.                                                                                  46                 3,702
Pall Corp.                                                                                    33                   956
Parker-Hannifin Corp.                                                                         64                 4,847
                                                                                                            ----------
                                                                                                                50,704

Road & Rail 0.1%
Burlington Northern Santa Fe Corp.                                                           100                 4,731
CSX Corp.                                                                                     57                 2,285
Norfolk Southern Corp.                                                                       105                 3,800
Union Pacific Corp.                                                                           69                 4,640
                                                                                                            ----------
                                                                                                                15,456

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.                                                                           24                 1,599
                                                                                                            ----------
Information Technology 2.5%
Communications Equipment 0.4%
ADC Telecommunications, Inc.*                                                                224                   600
Andrew Corp.*                                                                                212                 2,890
Avaya, Inc.*                                                                                 227                 3,904
CIENA Corp.*                                                                                 158                   528
Cisco Systems, Inc.*                                                                       1,749                33,756
Comverse Technologies, Inc.*                                                                  53                 1,296
Corning, Inc.*                                                                               373                 4,390
JDS Uniphase Corp.*                                                                          412                 1,306
Lucent Technologies, Inc.*                                                                 1,193                 4,486
Motorola, Inc.                                                                               647                11,128
QUALCOMM, Inc.                                                                               435                18,444
Scientific-Atlanta, Inc.                                                                      41                 1,353
Tellabs, Inc.*                                                                               123                 1,057
                                                                                                            ----------
                                                                                                                85,138

Computers & Peripherals 0.6%
Apple Computer, Inc.*                                                                        135                 8,694
Dell, Inc.*                                                                                  717                30,215
EMC Corp.*                                                                                   637                 9,472
Gateway, Inc.*                                                                               103                   619
Hewlett-Packard Co.                                                                          589                12,351
International Business Machines Corp.                                                        442                43,572
Lexmark International, Inc., "A"*                                                             63                 5,355
NCR Corp.*                                                                                    51                 3,531
Network Appliance, Inc.*                                                                     168                 5,581
QLogic Corp.*                                                                                 26                   955
Sun Microsystems, Inc.*                                                                      893                 4,804
                                                                                                            ----------
                                                                                                               125,149

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*                                                                  130                 3,133
Jabil Circuit, Inc.*                                                                         148                 3,786
Molex, Inc.                                                                                   51                 1,530
Sanmina-SCI Corp.*                                                                           139                 1,177
Solectron Corp.*                                                                             276                 1,471
Symbol Technologies, Inc.                                                                     66                 1,142
                                                                                                            ----------
                                                                                                                12,239

Internet Software & Services 0.1%
Yahoo!, Inc.*                                                                                365                13,753
                                                                                                            ----------
IT Consulting & Services 0.2%
Affiliated Computer Services, Inc., "A"*                                                      74                 4,454
Automatic Data Processing, Inc.                                                              155                 6,874
Computer Sciences Corp.*                                                                      50                 2,819
Convergys Corp.*                                                                              40                   600
Electronic Data Systems Corp.                                                                137                 3,165
First Data Corp.                                                                             220                 9,359
Fiserv, Inc.*                                                                                 52                 2,090
Sabre Holdings Corp.                                                                          37                   820
SunGard Data Systems, Inc.*                                                                   77                 2,181
Unisys Corp.*                                                                                 96                   977
                                                                                                            ----------
                                                                                                                33,339

Office Electronics 0.0%
Xerox Corp.*                                                                                 253                 4,304
                                                                                                            ----------
Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc.*                                                                183                 4,030
Altera Corp.*                                                                                188                 3,892
Applied Materials, Inc.*                                                                     451                 7,712
Applied Micro Circuits Corp.*                                                                 86                   362
Broadcom Corp., "A"*                                                                          89                 2,873
Freescale Semiconductor, Inc., "B"*                                                          204                 3,745
Intel Corp.                                                                                1,486                34,757
KLA-Tencor Corp.*                                                                             54                 2,515
Linear Technology Corp.                                                                       82                 3,178
LSI Logic Corp.*                                                                             103                   564
Maxim Integrated Products, Inc.                                                               87                 3,688
Micron Technology, Inc.*                                                                     359                 4,434
Novellus Systems, Inc.*                                                                       39                 1,088
NVIDIA Corp.*                                                                                 47                 1,107
PMC-Sierra, Inc.*                                                                             51                   574
Teradyne, Inc.*                                                                               56                   956
Texas Instruments, Inc.                                                                      459                11,301
                                                                                                            ----------
                                                                                                                86,776

Software 0.7%
Adobe Systems, Inc.                                                                           64                 4,015
Autodesk, Inc.                                                                                62                 2,353
BMC Software, Inc.*                                                                           60                 1,116
Citrix Systems, Inc.*                                                                        142                 3,483
Computer Associates International, Inc.                                                      156                 4,845
Compuware Corp.*                                                                             107                   692
Electronic Arts, Inc.*                                                                        81                 4,996
Intuit, Inc.*                                                                                 50                 2,201
Mercury Interactive Corp.*                                                                    62                 2,824
Microsoft Corp.                                                                            2,888                77,139
Novell, Inc.*                                                                                107                   722
Oracle Corp.*                                                                              1,362                18,687
Parametric Technology Corp.*                                                                 480                 2,827
Siebel Systems, Inc.*                                                                        135                 1,418
Symantec Corp.*                                                                              169                 4,353
VERITAS Software Corp.*                                                                      112                 3,198
                                                                                                            ----------
                                                                                                               134,869

Materials 0.5%
Chemicals 0.3%
Air Products & Chemicals, Inc.                                                                61                 3,536
Dow Chemical Co.                                                                             251                12,427
E.I. du Pont de Nemours & Co.                                                                172                 8,437
Eastman Chemical Co.                                                                          21                 1,212
Ecolab, Inc.                                                                                  69                 2,424
Great Lakes Chemical Corp.                                                                    15                   427
Hercules, Inc.*                                                                              194                 2,881
International Flavors & Fragrances, Inc.                                                      25                 1,071
Monsanto Co.                                                                                  70                 3,888
PPG Industries, Inc.                                                                          47                 3,204
Praxair, Inc.                                                                                 86                 3,797
Rohm & Haas Co.                                                                               60                 2,654
Sigma-Aldrich Corp.                                                                           20                 1,209
                                                                                                            ----------
                                                                                                                47,167

Construction Materials 0.0%
Vulcan Materials Co.                                                                          27                 1,475
                                                                                                            ----------
Containers & Packaging 0.0%
Ball Corp.                                                                                    84                 3,694
Pactiv Corp.*                                                                                 43                 1,088
Sealed Air Corp.*                                                                             22                 1,172
                                                                                                            ----------
                                                                                                                 5,954

Metals & Mining 0.1%
Alcoa, Inc.                                                                                  231                 7,258
Newmont Mining Corp.                                                                         118                 5,240
Nucor Corp.                                                                                   86                 4,501
United States Steel Corp.                                                                     30                 1,538
                                                                                                            ----------
                                                                                                                18,537

Paper & Forest Products 0.1%
Georgia-Pacific Corp.                                                                         69                 2,586
International Paper Co.                                                                      129                 5,418
Louisiana-Pacific Corp.                                                                       29                   776
MeadWestvaco Corp.                                                                           125                 4,236
Weyerhaeuser Co.                                                                             100                 6,722
                                                                                                            ----------
                                                                                                                19,738

Telecommunication Services 0.5%
Diversified Telecommunication Services 0.5%
ALLTEL Corp.                                                                                 122                 7,169
AT&T Corp.                                                                                   211                 4,022
BellSouth Corp.                                                                              487                13,534
CenturyTel, Inc.                                                                              37                 1,312
Citizens Communications Co.                                                                   92                 1,269
Qwest Communications International, Inc.*                                                    483                 2,145
SBC Communications, Inc.                                                                     881                22,703
Sprint Corp.                                                                                 391                 9,716
Verizon Communications, Inc.                                                                 736                29,815
                                                                                                            ----------
                                                                                                                91,685

Wireless Telecommunication Services 0.0%
Nextel Communications, Inc., "A"*                                                            375                11,250
                                                                                                            ----------
Utilities 0.4%
Electric Utilities 0.3%
Allegheny Energy, Inc.*                                                                       36                   710
American Electric Power Co.                                                                  105                 3,606
CenterPoint Energy, Inc.                                                                      88                   994
Cinergy Corp.                                                                                 49                 2,040
Consolidated Edison, Inc.                                                                     65                 2,844
DTE Energy Co.                                                                                46                 1,984
Edison International                                                                          87                 2,787
Entergy Corp.                                                                                 60                 4,055
Exelon Corp.                                                                                 176                 7,756
FirstEnergy Corp.                                                                             88                 3,477
FPL Group, Inc.                                                                               49                 3,663
PG&E Corp.*                                                                                  108                 3,594
Pinnacle West Capital Corp.                                                                   26                 1,155
PPL Corp.                                                                                     52                 2,771
Progress Energy, Inc.                                                                         66                 2,986
Southern Co.                                                                                 197                 6,603
TECO Energy, Inc.                                                                             55                   844
TXU Corp.                                                                                     92                 5,939
Xcel Energy, Inc.                                                                            107                 1,947
                                                                                                            ----------
                                                                                                                59,755

Gas Utilities 0.0%
KeySpan Corp.                                                                                 43                 1,696
NiSource, Inc.                                                                                75                 1,708
Peoples Energy Corp.                                                                          10                   440
                                                                                                            ----------
                                                                                                                 3,844

Multi-Utilities 0.1%
AES Corp.*                                                                                   179                 2,447
Calpine Corp.*                                                                               148                   583
CMS Energy Corp.*                                                                             52                   543
Constellation Energy Group, Inc.                                                              48                 2,098
Dominion Resources, Inc.                                                                      88                 5,961
Duke Energy Corp.                                                                            254                 6,434
Dynegy, Inc., "A"*                                                                           101                   467
Public Service Enterprise Group, Inc.                                                        109                 5,643
Sempra Energy                                                                                128                 4,695
                                                                                                            ----------
                                                                                                                28,871


Total Common Stocks (Cost $2,505,408)                                                                        3,002,938
                                                                                                            ----------
                                                                                       Principal
                                                                                             Amount ($)       Value ($)

Corporate Bonds 9.4%
Consumer Discretionary 0.6%
Auburn Hills Trust, 12.375%, 5/1/2020                                                     12,000                18,822
Comcast Cable Communications Holdings, Inc., 8.375%,
3/15/2013                                                                                 25,000                30,827
General Motors Corp., 8.375%, 7/15/2033                                                   15,000                15,541
Jones Intercable, Inc., 7.625%, 4/15/2008                                                 60,000                66,387
                                                                                                            ----------
                                                                                                               131,577

Energy 1.4%
CenterPoint Energy Resources Corp., Series B, 7.875%,
4/1/2013                                                                                  30,000                35,658
Duke Capital LLC, 4.302%, 5/18/2006                                                       62,000                62,748
Enterprise Products Operating LP, 7.5%, 2/1/2011                                          37,000                41,950
Halliburton Co., 5.5%, 10/15/2010                                                         90,000                94,795
Pemex Project Funding Master Trust, 144A, 3.79%**,
6/15/2010                                                                                 40,000                41,040
                                                                                                            ----------
                                                                                                               276,191

Financials 3.7%
American General Finance Corp.:
Series H, 4.0%, 3/15/2011                                                                 15,000                14,547
4.625%, 9/1/2010                                                                          95,000                95,018
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                           50,000                51,107
6.875%, 2/1/2006                                                                         107,000               110,232
General Motors Acceptance Corp.:
6.75%, 1/15/2006                                                                          30,000                30,776
6.875%, 9/15/2011                                                                         30,000                30,744
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                               35,000                34,634
HSBC Finance Corp., 4.125%, 11/16/2009                                                    55,000                54,704
Merrill Lynch & Co., Inc., Series C, 5.0%, 1/15/2015                                      55,000                54,784
Morgan Stanley, 4.0%, 1/15/2010                                                           37,000                36,580
OneAmerica Financial Partners, 144A, 7.0%,
10/15/2033                                                                                35,000                37,790
Pennsylvania Mutual Life Insurance Co., 144A,
6.65%, 6/15/2034                                                                          35,000                37,766
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                                 80,000                78,567
Wells Fargo & Co., 4.2%, 1/15/2010                                                        70,000                70,284
                                                                                                            ----------
                                                                                                               737,533

Health Care 0.7%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                        115,000               134,550
                                                                                                            ----------
Industrials 0.2%
BAE System 2001 Asset Trust, "B", Series 2001, 144A,
7.156%, 12/15/2011                                                                        35,372                38,394
                                                                                                            ----------
Materials 0.6%
International Paper Co.:
4.0%, 4/1/2010                                                                            19,000                18,628
4.25%, 1/15/2009                                                                          25,000                25,091
Lubrizol Corp., 6.5%, 10/1/2034                                                           19,000                19,351
Lubrizol Corporation, 5.5%, 10/1/2014                                                     55,000                55,324
                                                                                                            ----------
                                                                                                               118,394

Telecommunication Services 0.5%
Bell Atlantic New Jersey, Inc., Series A, 5.875%,
1/17/2012                                                                                 53,000                56,311
BellSouth Corp., 5.2%, 9/15/2014                                                          40,000                40,769
                                                                                                            ----------
                                                                                                                97,080

Utilities 1.7%
Consumers Energy Co., 6.25%, 9/15/2006                                                   135,000               140,948
Old Dominion Electric, 6.25%, 6/1/2011                                                   185,000               203,604
                                                                                                            ----------
                                                                                                               344,552

                                                                                                            ----------
Total Corporate Bonds (Cost $1,827,277)                                                                      1,878,271

Foreign Bonds - US$ Denominated 6.9%
Energy 0.1%
Petroleos Mexicanos, Series P, 9.5%, 9/15/2027                                            20,000                25,200
                                                                                                            ----------
Financials 3.3%
Deutsche Telekom International Finance BV, 8.75%,
6/15/2030                                                                                 71,000                93,752
Endurance Specialty Holdings Ltd., 7.0%, 7/15/2034                                        10,000                10,297
General Motors Nova Finance, 6.85%, 10/15/2008                                            35,000                36,519
HSBC Capital Funding LP, 144A, 4.61%**, 12/29/2049                                        20,000                19,305
Korea First Bank, 144A, 5.75%**, 3/10/2013                                                20,000                20,800
PF Export Receivable Master Trust, 144A, 6.6%,
12/1/2011                                                                                200,000               213,530
QBE Insurance Group Ltd., 144A, 5.647%**, 7/1/2023                                        55,000                54,020
Royal Bank of Scotland Group PLC, Series 2, 8.817%,
3/31/2049                                                                                 75,000                76,043
Westfield Capital Corp.:
144A, 4.375%, 11/15/2010                                                                  10,000                 9,891
144A, 5.125%, 11/15/2014                                                                 120,000               119,423
                                                                                                            ----------
                                                                                                               653,580

Industrials 1.9%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                             185,000               213,610
Tyco International Group SA:
6.75%, 2/15/2011                                                                         101,000               113,199
6.875%, 1/15/2029                                                                         22,000                25,201
7.0%, 6/15/2028                                                                           23,000                26,741
                                                                                                            ----------
                                                                                                               378,751

Materials 0.8%
Celulosa Arauco y Constitucion SA, 8.625%, 8/15/2010                                      50,000                59,558
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                          100,000               111,111
                                                                                                            ----------
                                                                                                               170,669

Sovereign Bonds 0.2%
United Mexican States:
Series A, 6.75%, 9/27/2034                                                                20,000                19,750
8.375%, 1/14/2011                                                                         10,000                11,745
                                                                                                            ----------
                                                                                                                31,495

Telecommunication Services 0.2%
Telecom Italia Capital, 144A, 4.95%, 9/30/2014                                            35,000                34,291
                                                                                                            ----------
Utilities 0.4%
PacifiCorp Australia LLC, 144A, 6.15%, 1/15/2008                                          85,000                90,719
                                                                                                            ----------

Total Foreign Bonds - US$ Denominated (Cost $1,330,544)                                                      1,384,705
                                                                                                            ----------
Asset Backed 4.2%
Automobile Receivables 1.3%
Drive Auto Receivables Trust, "A3", Series 2004-1,
144A, 3.5%, 8/15/2008                                                                     65,000                65,152
MMCA Automobile Trust:
A4, Series 2002-2, 4.3%, 3/15/2010                                                       118,151               118,580
A4, Series 2001-4, 4.92%, 8/15/2007                                                       32,861                33,106
B, Series 2002-1, 5.37%, 1/15/2010                                                        15,793                15,956
Ryder Vehicle Lease Trust, "A4", Series 2001-A, 5.81%,
8/15/2006                                                                                 38,797                38,920
                                                                                                            ----------
                                                                                                               271,714

Home Equity Loans 2.4%
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%,
4/25/2034                                                                                 28,483                28,538
Conseco Finance, "AF6", Series 2000-B, 7.8%,
5/15/2020                                                                                150,960               153,919
Countrywide Asset-Backed Certificates, "N1",
Series 2004-2N, 144A, 5.0%, 2/25/2035                                                     33,490                33,324
Credit-Based Asset Serving & Securities, "AV1",
Series 2004-CB6, 2.748%**, 7/25/2035                                                      75,039                75,021
First Franklin NIM Trust, "Note", Series 2004-FF6A,
144A, 5.75%, 7/25/2034                                                                    39,327                39,388
Greenpoint Home Equity Loan Trust, "A", Series 2004-4,
2.76%**, 8/25/2030                                                                        70,331                70,331
Park Place Securities NIM Trust, "A", Series 2004-MCW1,
144A, 4.458%, 9/25/2034                                                                   47,552                47,552
Residential Asset Securities Corp., "A2B2",
Series 2004-KS2, 2.658%**, 3/25/2034                                                      20,000                20,000
Residential Asset Securitization Trust, "A3",
Series 2002-A13, 5.0%, 12/25/2017                                                         10,743                10,788
                                                                                                            ----------
                                                                                                               478,861

Manufactured Housing Receivables 0.5%
Greenpoint Manufactured Housing, "A3", Series 1999-5, 7.33%, 8/15/2020                    95,818                96,352
                                                                                                            ----------

Total Asset Backed (Cost $842,036)                                                                             846,927
                                                                                                            ----------

US Government Agency Sponsored Pass-Throughs 4.8%
Federal Home Loan Mortgage Corp., 6.0%, 12/1/2033                                        119,137               123,124
Federal National Mortgage Association:
4.5% with various maturities from 11/1/2018 until
6/1/2033                                                                                  46,529                45,501
5.0% with various maturities from 2/1/2018 until
3/1/2034                                                                                 306,544               309,044
5.5% with various maturities from 2/1/2018 until
9/1/2033                                                                                 130,447               133,414
6.0% with various maturities from 3/1/2015 until
7/1/2032                                                                                 193,717               201,218
6.5%, 11/1/2033                                                                           90,985                95,446
7.13%, 1/1/2012                                                                           45,558                48,095

Total US Government Agency Sponsored Pass-Throughs                                                          ----------
(Cost $958,375)                                                                                                955,842



Commercial and Non-Agency Mortgage-Backed Securities 5.1%
Citigroup Mortgage Loan Trust, Inc., "1CB2",
Series 2004-NCM2, 6.75%, 8/25/2034                                                       115,674               120,554
Countrywide Alternative Loan Trust, "7A1",
Series 2004-J2, 6.0%, 12/25/2033                                                          29,432                30,131
CS First Boston Mortgage Securities Corp., "A2",
Series 2001-CK3, 6.04%, 6/15/2034                                                         55,000                56,505
DLJ Mortgage Acceptance Corp.:
A1B, Series 1997-CF2, 144A, 6.82%, 10/15/2030                                             31,799                33,812
A1B, Series 1997-CF1,144A, 7.6%, 5/15/2030                                                39,103                41,406
First Union-Lehman Brothers Commercial Mortgage, "A3",
Series 1997-C1, 7.38%, 4/18/2029                                                          82,927                88,239
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                         94,038                99,487
Master Alternative Loans Trust, "8A1", Series 2004-3,
7.0%, 4/25/2034                                                                           33,690                35,195
Master Asset Securitization Trust, "8A1",
Series 2003-6, 5.5%, 7/25/2033                                                            47,643                48,030
Merrill Lynch Mortgage Investors, Inc., "D",
Series 1995-C3, 7.853%**, 12/26/2025                                                      90,000                91,791
NYC Mortgage Loan Trust, "A3", Series 1996, 144A,
6.75%, 9/25/2019                                                                          55,000                60,677
Residential Funding Mortgage Securities I, "A1",
Series 2003-S2, 5.0%, 2/25/2033                                                           21,303                21,336
Wachovia Bank Commercial Mortgage Trust, "A5",
Series 2004-C11, 5.215%, 1/15/2041                                                       110,000               113,251
Washington Mutual:
A6, Series 2004-AR4, 3.81%**, 6/25/2034                                                   65,000                63,982
4A1, Series 2002-S7, 4.5%, 11/25/2032                                                     12,414                12,438
Washington Mutual Mortgage Securities Corp.,
1A7, Series 2003-MS8, 5.5%, 5/25/2033                                                     36,371                36,503
Wells Fargo Mortgage Backed Securities Trust,
1A1, Series 2003-6, 5.0%, 6/25/2018                                                       56,371                56,864

Total Commercial and Non-Agency Mortgage-Backed                                                             ----------
Securities (Cost $1,019,339)                                                                                 1,010,201



Collateralized Mortgage Obligations 14.0%
Fannie Mae Grantor Trust:
A2, Series 2002-T16, 7.0%, 7/25/2042                                                      64,055                67,878
A2, Series 2002-T19, 7.0%, 7/25/2042                                                      70,020                74,199
Fannie Mae Whole Loan:
1A3, Series 2003-W18, 4.732%, 8/25/2043                                                   60,000                60,289
2A, Series 2003-W8, 7.0%, 10/25/2042                                                      27,175                28,669
2A, Series 2002-W1, 7.5%, 2/25/2042                                                       42,459                45,360
5A, Series 2004-W2, 7.5%, 3/25/2044                                                       89,523                95,827
Federal Home Loan Mortgage Corp.:
AU, Series 2759, 3.5%, 5/15/2019                                                          61,000                60,832
PA, Series 2786, 3.5%, 10/15/2010                                                         60,000                60,147
QA, Series 2649, 3.5%, 3/15/2010                                                          96,716                96,987
PT, Series 2724, 3.75%, 5/15/2016                                                         61,000                61,101
PE, Series 2727, 4.5%, 7/15/2032                                                         120,000               114,429
TG, Series 2690, 4.5%, 4/15/2032                                                          60,000                57,991
BG, Series 2640, 5.0%, 2/15/2032                                                          45,000                45,170
BM, Series 2497, 5.0%, 2/15/2022                                                          23,552                23,828
CA, Series 2526, 5.0%, 6/15/2016                                                          26,037                26,550
DG, Series 2662, 5.0%, 10/15/2022                                                        120,000               119,505
EG, Series 2836, 5.0%, 12/15/2032                                                        115,000               114,029
JD, Series 2778, 5.0%, 12/15/2032                                                        115,000               114,282
PE, Series 2777, 5.0%, 4/15/2033                                                         120,000               119,188
TE, Series 2780, 5.0%, 1/15/2033                                                          85,000                84,513
TE, Series 2881, 5.0%, 7/15/2033                                                         115,000               113,946
UE, Series 2764, 5.0%, 10/15/2032                                                         90,000                89,505
PE, Series 2378, 5.5%, 11/15/2016                                                         30,000                31,230
PE, Series 2512, 5.5%, 2/15/2022                                                         110,000               114,221
PE, Series 2405, 6.0%, 1/15/2017                                                          80,000                84,090
QE, Series 2113, 6.0%, 11/15/2027                                                         38,904                39,669
3A, Series T-41, 7.5%, 7/25/2032                                                          70,183                74,820
Federal National Mortgage Association:
NA, Series 2003-128, 4.0%, 8/25/2009                                                     123,000               123,642
TU, Series 2003-122, 4.0%, 5/25/2016                                                      80,000                80,781
2A3, Series 2001-4, 4.16%, 6/25/2042                                                      50,000                50,154
A2, Series 2002-W10, 4.7%, 8/25/2042                                                         439                   439
2A3, Series 2003-W15, 4.71%, 8/25/2043                                                    63,492                63,645
KH, Series 2003-92, 5.0%, 3/25/2032                                                       60,000                59,344
MC, Series 2002-56, 5.5%, 9/25/2017                                                       50,991                52,497
PM, Series 2001-60, 6.0%, 3/25/2030                                                       27,660                28,017
VD, Series 2002-56, 6.0%, 4/25/2020                                                       11,792                11,996
A2, Series 1998-M1, 6.25%, 1/25/2008                                                      63,902                67,356
1A2, Series 2003-W3, 7.0%, 8/25/2042                                                      32,382                34,315
FHLMC Structured Pass-Through Securities, "A2B",
Series T-56, 4.29%, 7/25/2036                                                             69,870                70,063
Government National Mortgage Association:
GD, Series 2004-26, 5.0%, 11/16/2032                                                      56,000                55,964
PA, Series 2003-89, 5.5%, 12/20/2023                                                      85,662                86,925
                                                                                                            ----------
Total Collateralized Mortgage Obligations (Cost $2,788,642)                                                  2,803,393




Municipal Investments 2.6%
Atlantic City, NJ, Core City General Obligation,
Series B, 4.5%, 8/1/2008 (f)                                                              80,000                81,898
Illinois, State General Obligation, 4.95%, 6/1/2023                                       80,000                77,737
Jicarilla, NM, Sales & Special Tax Revenue, Apache
Nation Revenue, 5.2%, 12/1/2013                                                           50,000                51,263
Virginia, Multi-Family Housing Revenue, Housing
Development Authority, Series A, 6.51%, 5/1/2019 (f)                                     290,000               302,882
                                                                                                            ----------
Total Municipal Investments (Cost $460,392)                                                                    513,780



Government National Mortgage Association 0.8%
Government National Mortgage Association:
6.0% with various maturities from 10/15/2033 until
7/20/2034                                                                                127,358               131,976
6.5%, 11/15/2033                                                                          34,104                35,995

Total Government National Mortgage Association                                                              ----------
(Cost $166,717)                                                                                                167,971


US Government Backed 22.0%
US Treasury Bills:
1.78%***, 1/20/2005 (f)                                                                  140,000               139,869
2.181%**, 3/24/2005 (f)                                                                   10,000                 9,951
2.238%*, 3/10/2005                                                                     3,000,000             2,988,561
US Treasury Bond:
6.0%, 2/15/2026                                                                          582,000               666,685
7.25%, 5/15/2016                                                                          72,000                90,124
US Treasury Note:
1.5%, 3/31/2006                                                                           40,000                39,347
3.125%, 10/15/2008                                                                        63,000                62,328
3.25%, 1/15/2009 (c)                                                                     247,000               244,858
4.25%, 11/15/2013                                                                        143,000               143,899
                                                                                                            ----------
Total US Government Backed (Cost $4,355,945)                                                                 4,385,622



                                                                                          Shares              Value ($)
                                                                                          ------              ---------

Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 2.25% (b)(d)
(Cost $188,600)                                                                          188,600               188,600
                                                                                                            ----------
Cash Equivalents 12.8%
Scudder Cash Management QP Trust, 2.24% (a)
(Cost $2,564,375)                                                                      2,564,375             2,564,375
                                                                                                            ----------

                                                                                            % of
                                                                                            Net Assets        Value ($)
                                                                                            ----------        ---------

Total Investment Portfolio  (Cost $19,007,650)                                              98.6            19,702,625
Other Assets and Liabilities, Net                                                            1.4               276,660
                                                                                                            ----------
Net Assets                                                                                 100.0            19,979,285
                                                                                                            ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

*** Annualized yield at time of purchase; Not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $185,276, which is 0.9% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:
                                                                As of % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
MBIA                  Municipal Bond Investors Assurance             2.0
--------------------------------------------------------------------------------

(f) At December 31, 2004, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust


At December 31, 2004, open futures contracts purchased were as follows:

                                                                            Aggregate                               Unrealized
Futures                               Expiration Date       Contracts     Face Value ($)             Value       Appreciation ($)
------------------------------------------------------------------------------------------------------------------------------------
Share Price Index 200                        3/17/2005          1                 76,982             79,487            2,505
------------------------------------------------------------------------------------------------------------------------------------
Topix Index                                  3/10/2005          2                214,637            223,968             9,331
------------------------------------------------------------------------------------------------------------------------------------
S&P Canada 60 Index                          3/17/2005          1                 84,403             85,616             1,213
------------------------------------------------------------------------------------------------------------------------------------
10 Yr Canadian
------------------------------------------------------------------------------------------------------------------------------------
Government Bond                              3/21/2005          1                 92,097             93,611             1,514
------------------------------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation                                                                                      13,049
------------------------------------------------------------------------------------------------------------------------------------

At December 31, 2004, open futures contracts sold were as follows:
                                                                                                                      Unrealized
Futures                               Expiration Date       Contracts     Face Value ($)             Value       Depreciation ($)
------------------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Notes                    3/21/2005         15              1,666,079          1,679,062           12,983
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                3/17/2005          1                299,045            303,425             4,380
------------------------------------------------------------------------------------------------------------------------------------
Total net unrealized depreciation                                                                                      17,363
------------------------------------------------------------------------------------------------------------------------------------


As of December 31, 2004, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                      Unrealized
                     Contracts to Deliver                 In Exchange For      Date                 Appreciation
----------------------------------------------------------------------------------------------------------------
JPY                             10,117,000 USD                    98,812      1/4/2005                       53
----------------------------------------------------------------------------------------------------------------
JPY                             11,451,000 USD                   112,084      2/2/2005                       75
----------------------------------------------------------------------------------------------------------------
EUR                                184,000 USD                   250,838      2/2/2005                      678
----------------------------------------------------------------------------------------------------------------
USD                                356,705 CAD                   429,000      2/1/2005                    1,279
----------------------------------------------------------------------------------------------------------------
GBP                                251,000 USD                   484,179      1/4/2005                    2,419
----------------------------------------------------------------------------------------------------------------
GBP                                255,000 USD                   491,928      1/4/2005                    2,491
----------------------------------------------------------------------------------------------------------------
USD                                915,941 AUD                 1,177,000      2/2/2005                    4,115
----------------------------------------------------------------------------------------------------------------
USD                                636,891 GBP                   334,000      1/4/2005                    4,175
----------------------------------------------------------------------------------------------------------------
USD                                161,676 AUD                   213,000      1/4/2005                    5,238
----------------------------------------------------------------------------------------------------------------
USD                                917,217 AUD                 1,186,000      1/4/2005                   12,169
----------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                            32,692
----------------------------------------------------------------------------------------------------------------

                                                                                        Unrealized
                     Contracts to Deliver           In Exchange For     Date           Depreciation
---------------------------------------------------------------------------------------------------
CAD                              641,000 USD              519,188      1/4/2005            (15,790)
---------------------------------------------------------------------------------------------------
USD                              575,408 CAD              680,000      1/4/2005             (7,880)
---------------------------------------------------------------------------------------------------
AUD                            1,177,000 USD              918,060      1/4/2005             (4,273)
---------------------------------------------------------------------------------------------------
EUR                              134,000 USD              178,504      1/4/2005             (3,640)
---------------------------------------------------------------------------------------------------
USD                              332,686 GBP              172,000      1/4/2005             (2,556)
---------------------------------------------------------------------------------------------------
USD                              483,275 GBP              251,000      2/2/2005             (2,487)
---------------------------------------------------------------------------------------------------
USD                              327,770 CAD              390,000      1/4/2005             (2,276)
---------------------------------------------------------------------------------------------------
CAD                              429,000 USD              356,757      1/4/2005             (1,287)
---------------------------------------------------------------------------------------------------
EUR                               43,000 USD               57,295      1/4/2005             (1,154)
---------------------------------------------------------------------------------------------------
AUD                              222,000 USD              172,849      1/4/2005             (1,117)
---------------------------------------------------------------------------------------------------
USD                              250,792 EUR              184,000      1/4/2005               (684)
---------------------------------------------------------------------------------------------------
CHF                              116,000 USD              101,404      1/4/2005               (630)
---------------------------------------------------------------------------------------------------
USD                              102,404 CHF              116,000      1/4/2005               (370)
---------------------------------------------------------------------------------------------------
EUR                                7,000 USD                9,282      1/4/2005               (233)
---------------------------------------------------------------------------------------------------
USD                              111,881 JPY           11,451,000      1/4/2005               (100)
---------------------------------------------------------------------------------------------------
JPY                               46,000 USD                  440      1/4/2005                 (9)
---------------------------------------------------------------------------------------------------
JPY                            1,288,000 USD               12,571      1/4/2005                 (2)
---------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                              (44,488)
---------------------------------------------------------------------------------------------------


Currency Abbreviation
--------------------------------------------------------------------------------
AUD                                       Australian Dollar
--------------------------------------------------------------------------------
CAD                                       Canadian Dollar
--------------------------------------------------------------------------------
CHF                                       Swiss Franc
--------------------------------------------------------------------------------
EUR                                       Euros
--------------------------------------------------------------------------------
GBP                                       British Pounds
--------------------------------------------------------------------------------
JPY                                       Japanese Yen
--------------------------------------------------------------------------------
USD                                       United States Dollar
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Lifecycle Mid Range Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Lifecycle Mid Range Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005